NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Loss per share :-
SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. The following table sets forth the computation of basic and diluted net loss per share for the six months ended September 30, 2022 and 2023:

	Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Net loss attributable to ordinary shareholders	$(693,556)	$(1,756,610)	$(225,205)

Weighted average ordinary shares outstanding – Basic and diluted	6,562,500	7,127,516	7,127,516

Net loss per share – Basic and diluted	$(0.11)	$(0.25)	$(0.03)

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. The following table sets forth the computation of basic and diluted net loss per share for the years ended March 31, 2022 and 2023:

	Years ended March 31,
	2022	2023	2023
	HKD	HKD	USD

Net loss attributable to ordinary shareholders	$(1,022,362)	$(1,011,804)	$(129,719)

Weighted average ordinary shares outstanding – Basic and diluted	6,562,500	6,598,926	6,598,926

Net loss per share – Basic and diluted	$(0.16)	$(0.15)	$(0.02)